DERIVATIVE INSTRUMENTS AND HEDGING TRANSACTIONS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount		$ 20,398	$ 20,269
Gain (loss) on interest rate swap agreements		57	(30)	$ 121
Foreign currency exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount		10,191	9,155
Amount of hedged item		$ 6,962	$ 6,158
Foreign currency exchange contracts | Forecast
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive loss	$ 6